COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Capital commitments			$ 14,734
Trade Credit Facility [Member]
Commitments and Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 25,602	$ 200,000
Credit facility utilized			$ 640
Credit facility, maturity date			Aug. 31, 2023
Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date			Aug. 31, 2025